Fees Summary	Jul. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 100,383,410.38
Previously Paid Amount	0.00
Total Fee Amount	13,862.95
Total Offset Amount	0.00
Net Fee	$ 13,862.95
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A